Related Party Disclosures	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Related Party Disclosures

27.	RELATED PARTY DISCLOSURES
In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

Relationship	Nature of transactions	2020	2021	2022
		HK$	HK$	HK$
Immediate holding company/ultimate holding company (note (ii))	Insurance brokerage services rendered	454	477	84
Immediate holding company/ultimate holding company (note (ii))	SpiderNet ecosystem solutions services rendered	—	7,467	12,800
Immediate holding company/ultimate holding company (note (ii))	Corporate expenses allocated	7,897	6,227	7,090
Fellow subsidiaries	Insurance brokerage services rendered	110	87	573
A fellow subsidiary	Disposal of an investment (note (i))	317,102	—	—
A related company	SpiderNet ecosystem solutions service rendered	—	5,000	—

Notes:
(i)	On June 30, 2019, the Group disposed of an investment to a fellow subsidiary for cash consideration of HK$317,102 to streamline the businesses of the respective entities.
(ii)
The amounts represent transactions with AMTD Group which was the immediate holding company of the Company before December 30, 2020 and is the ultimate holding company of the Company on and after December 30, 2020.

Compensation of key management personnel
The directors of the Company were considered to be the key management personnel of the Company. The remuneration of the directors of the Company is set out in note 12. The remuneration of key management personnel is determined with regard to the performance of individuals and market trends.
Centralized cash management and major
non-cash
transactions
Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. In May and August 2019 and April 2021, certain entities within AMTD Group had entered into intercompany financing and offsetting agreements pursuant to which certain intercompany receivables and payables are to be netted-off for settlement purpose. These constituted material non-cash transactions.
During the year ended April 30, 2020, amount due
from AMTD Group, amount due to AMTD Group, amounts due from fellow subsidiaries and amounts due to fellow subsidiaries, which amounted to HK$249,968, HK$2,816,925, HK$3,452,383 and HK$385,490, respectively, were transferred or netted-off under these agreements
.
During the year ended April 30, 2021, amount
due from AMTD Group, amount due to AMTD Group, amounts due from fellow subsidiaries and amounts due to fellow subsidiaries, which amounted to HK$570,869, HK$352,595, HK$1,647,052 and HK$1,854,976, respectively, were transferred or netted-off under these agreements.

As at April 30, 2021 and 2022, the amounts due from (to) AMTD Group and fellow subsidiaries were unsecured, interest free and repayable on demand.
Details of impairment assessment of amounts due from AMTD Group and fellow subsidiaries are set out in note 26(b).